Employee Benefit Plan	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefit Plan
14.	Employee Benefit Plan
The Company has a 401(k) retirement plan in which substantially all U.S. employees are eligible to participate. Eligible employees may elect to contribute up to the maximum limits, as set by the Internal Revenue Service, of their eligible compensation. The total contribution matching expense for the Company was $459 and $381 for the years ended December 31, 2021 and 2020, respectively.